Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Roll Forward]
Beginning balance	¥ 1,012,026,000		¥ 941,488,000	¥ 50,967,000
Additions (Note 24)	283,760,000		70,538,000	890,521,000
Ending balance	1,295,786,000	$ 198,588	1,012,026,000	941,488,000
Impairment charge recognized	¥ 0		¥ 0	¥ 0